ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACQUISITION
11.	ACQUISITION
On Dec
ember 2, 2021, the Company acquired the assets of Betabrand through a credit bid of $7.0 million on Betabrand’s outstanding indebtedness. The Company engaged a third-party valuation specialist to assist with the purchase price valuation, which resulted in goodwill of $3.1 million. The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets

Inventory	$2,408
Other current assets	741
Property and equipment	25
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,265
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375
On December 31, 2021, the Company and CFL entered into a Limited Liability Operating Agreement (the “LLC Agreement”), whereby Nogin contributed certain assets acquired from the Betabrand acquisition and entered into a MSA with IPCO to provide certain eCommerce services, marketing, photography, customer service and merchant credit card monitor fraud services; and CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company and CFL each received fifty percent ownership.

Nogin Inc [Member]
ACQUISITION

13.	ACQUISITION
O
n December 2, 2021, the Company acquired the assets of Betabrand through a credit bid of $7 million on Betabrand’s outstanding indebtedness. The Company engaged a third-party specialist to perform a purchase price valuation, which resulted in goodwill of $3.1 million. The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375
On December 31, 2021, the Company and CFL entered into a Limited Liability Operating Agreement (the “LLC Agreement”), whereby Nogin contributed certain assets acquired from the Betabrand acquisition and entered into a MSA with IPCO to provide certain eCommerce services, marketing, photography, customer service and merchant credit card monitor fraud services; and CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company and CFL each received fifty percent ownership.
During the period of December 3, 2021 to December 30, 2021, the Company recorded financial information related to Betabrand as follows (in thousands):

December 3-30, 2021

Net revenue	$4,317
Gross margin	$3,156
Net income	$560